Financial liabilities - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of offsetting of financial liabilities [line items]
Financial liability	$ 155,032		$ 85,368
Secured Borrowings	22,701
New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings	1,500
Raleigh [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities tenant improvement allowance	3,300
Paycheck Protection Program Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings	1,500
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	22,800
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	$ 22,700	€ 18.5
Guaranteed borrowing amount, percentage	90.00%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	0.25%	0.25%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	2.35%	2.35%
Equipment Rental Agreement [Member] | Raleigh Good Manufacturing Practices [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability	$ 3,000